ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE HIGH YIELD FUND
Unaudited		August 31, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 86.6%
Aerospace & Defense 1.7%
BE Aerospace, Series B, 8.875%, 5/1/11	8,325	8,658
Evergreen International Aviation, 12.00%, 5/15/10	4,725	5,079
Gencorp, 9.50%, 8/15/13	17,452	18,150
L-3 Communications, 6.375%, 10/15/15	17,079	16,481
Moog, 6.25%, 1/15/15	9,080	8,558
Northwest Airlines, 10.00%, 2/1/09 (3)(6)	7,275	3,438
Sequa, 9.00%, 8/1/09	1,275	1,345
TransDigm, 7.75%, 7/15/14 (1)	11,850	11,850
Vought Aircraft, 8.00%, 7/15/11	5,935	5,431
		78,990
Automotive 5.0%
Accuride, 8.50%, 2/1/15	9,870	9,253
Adesa, 7.625%, 6/15/12	9,614	9,494
Autonation, 7.00%, 4/15/14 (1)	4,075	4,004
Autonation, VR, 7.507%, 4/15/13 (1)	3,600	3,609
Commercial Vehicle Group, 8.00%, 7/1/13	2,050	1,952
Ford Motor Credit, 7.375%, 10/28/09	24,050	23,581
Ford Motor Credit, 9.875%, 8/10/11	22,275	23,191
Ford Motor Credit, 9.957%, 4/15/12	38,950	41,195
General Motors Acceptance, 6.75%, 12/1/14	21,325	20,418
General Motors Acceptance, 6.875%, 8/28/12	34,804	33,876
General Motors Acceptance, 7.75%, 1/19/10	22,450	22,781
Goodyear Tire & Rubber, 7.857%, 8/15/11	11,075	10,715
Insurance Auto Auctions, 11.00%, 4/1/13	9,775	9,701
Lear, 8.11%, 5/15/09	5,575	5,401
Tenneco Automotive, 8.625%, 11/15/14	10,900	10,873
		230,044
Beverages 0.3%
Cott Beverages, 8.00%, 12/15/11	4,200	4,263
Le*Nature's, STEP, 10.00%, 6/15/13 (1)	8,075	8,438
		12,701
Broadcasting 2.5%
Allbritton Communications, 7.75%, 12/15/12	21,767	21,549
Canadian Satellite Radio, 12.75%, 2/15/14	6,800	6,715
Fisher Communications, 8.625%, 9/15/14	2,475	2,546
Gray Communications, 9.25%, 12/15/11	12,670	13,177
Lamar Media, 6.625%, 8/15/15	9,757	9,196
Nexstar Finance, 7.00%, 1/15/14	7,991	7,192
Nexstar Finance Holdings, STEP, 0.00%, 4/1/13	15,625	12,734
Sinclair Broadcast Group, 8.00%, 3/15/12	22,320	22,543
Sinclair Broadcast Group, 8.75%, 12/15/11	3,888	4,049
Sirius Satellite Radio, 9.625%, 8/1/13	12,200	11,651
XM Satellite Radio, 9.75%, 5/1/14 (1)	1,250	1,175
		112,527
Building & Real Estate 0.1%
Mobile Mini, 9.50%, 7/1/13	4,355	4,703
		4,703
Building Products 2.1%
Building Materials, 7.75%, 8/1/14	17,190	15,557
Collins & Aikman Floorcoverings, 9.75%, 2/15/10	11,550	11,319
Gibraltar Industries, VR, 8.25%, 12/1/15 (1)	19,250	18,937
Interface, 9.50%, 2/1/14	275	281
Interface, 10.375%, 2/1/10	12,835	13,990
Norcraft, 9.00%, 11/1/11	9,605	9,653
Norcraft Holdings Capital, STEP, 0.00%, 9/1/12	8,890	7,112
Texas Industries, 7.25%, 7/15/13	12,320	12,336
US Concrete, 8.375%, 4/1/14 (1)	7,450	7,133
		96,318
Cable Operators 1.4%
Charter Communications, VR, 8.00%, 4/30/12 (1)	13,080	13,080
CSC Holdings, 7.25%, 7/15/08	10,450	10,568
Insight Midwest / Insight Capital, 9.75%, 10/1/09	3,715	3,780
Kabel Deutschland, 10.625%, 7/1/14 (1)	6,760	7,225
Rainbow National Services, 8.75%, 9/1/12 (1)	3,452	3,676
Rogers Cable, 6.75%, 3/15/15	10,350	10,272
Shaw Communications, 8.25%, 4/11/10	3,894	4,089
Videotron, 6.375%, 12/15/15	4,500	4,224
Videotron, 6.875%, 1/15/14	8,975	8,807
		65,721
Chemicals 3.5%
Arco Chemical, 10.25%, 11/1/10	3,920	4,292
Crystal U.S. Holdings, 9.625%, 6/15/14	19,575	21,239
Crystal U.S. Holdings, Series A, STEP, 0.00%, 10/1/14	9,704	7,812
Crystal U.S. Holdings, Series B, STEP, 0.00%, 10/1/14	10,968	8,720
Equistar Chemicals, 8.75%, 2/15/09	1,325	1,368
Freeport-McMoRan, 7.00%, 2/15/08	4,650	4,644
Hercules, 6.75%, 10/15/29	5,700	5,387
Huntsman, 11.625%, 10/15/10	6,476	7,172
IMC Global, 10.875%, 6/1/08	2,125	2,268
IMC Global, 10.875%, 8/1/13	1,125	1,263
IMC Global, 11.25%, 6/1/11	1,250	1,325
Invista, 9.25%, 5/1/12 (1)	16,670	17,503
Koppers Industry, 9.875%, 10/15/13	8,879	9,612
Lyondell Chemical, 10.50%, 6/1/13	13,275	14,602
Lyondell Chemical, 11.125%, 7/15/12	4,475	4,867
Nell AF SARL, 8.375%, 8/15/15 (1)	21,975	22,002
Rockwood Specialties, 10.625%, 5/15/11	8,986	9,637
Rockwood Specialties, STEP, 7.50%, 11/15/14	4,575	4,484
Terra Capital, 11.50%, 6/1/10	10,270	11,092
		159,289
Consumer Products 3.6%
AAC Group, PIK, 12.75%, 10/1/12 (1)	7,325	7,416
AAC Group, STEP, 0.00%, 10/1/12	7,600	6,137
Acco Brands, 7.625%, 8/15/15	9,150	8,715
American Greetings, 7.375%, 6/1/16	3,050	3,077
Chattem, 7.00%, 3/1/14	9,650	9,312
Couche-Tard, 7.50%, 12/15/13	11,714	11,875
Eastman Kodak, 7.25%, 11/15/13	20,195	19,539
FTD, 7.75%, 2/15/14	14,009	13,659
Jostens, STEP, 0.00%, 12/1/13	23,550	19,016
Jostens IH, 7.625%, 10/1/12	9,225	9,075
K2, 7.375%, 7/1/14	7,875	7,698
Pantry, 7.75%, 2/15/14	10,275	10,134
Sealy Mattress, 8.25%, 6/15/14	11,715	11,832
Simmons, 7.875%, 1/15/14	7,050	6,821
Simmons, STEP, 0.00%, 12/15/14	13,130	9,257
Stripes Acquisition, 10.625%, 12/15/13 (1)	6,525	6,884
Town Sports International, 9.625%, 4/15/11	5,327	5,607
		166,054
Container 1.6%
Ball, 6.875%, 12/15/12	5,768	5,768
BWAY, STEP, 10.00%, 10/15/10	8,755	9,171
Covalence Specialty Materials, 10.25%, 3/1/16 (1)	7,190	6,920
Graham Packaging, 8.50%, 10/15/12	2,325	2,250
Greif Brothers, 8.875%, 8/1/12	7,750	8,147
Owens Brockway Glass Container, 8.25%, 5/15/13	9,400	9,541
Owens Brockway Glass Container, 8.75%, 11/15/12	12,125	12,822
Owens Brockway Glass Container, 8.875%, 2/15/09	13,550	13,923
Owens-Illinois, 7.35%, 5/15/08	2,700	2,707
Silgan, 6.75%, 11/15/13	1,088	1,066
		72,315
Energy 7.8%
Amerigas Partners, 7.125%, 5/20/16	5,575	5,380
Amerigas Partners, 7.25%, 5/20/15	25,935	25,676
Atlas Pipeline Partners, 8.125%, 12/15/15	7,050	7,173
Chaparral Energy, 8.50%, 12/1/15	13,230	13,362
CHC Helicopter, 7.375%, 5/1/14	12,560	11,775
Chesapeake Energy, 6.375%, 6/15/15	11,100	10,517
Chesapeake Energy, 6.50%, 8/15/17	32,655	30,287
Chesapeake Energy, 6.625%, 1/15/16	8,300	7,968
Compton Pete Finance, 7.625%, 12/1/13	15,745	15,430
Copano Energy, 8.125%, 3/1/16	9,275	9,391
Denbury Resources, 7.50%, 4/1/13	7,690	7,757
Denbury Resources, 7.50%, 12/15/15	10,775	10,883
Dresser Rand Group, STEP, 7.375%, 11/1/14	5,751	5,550
El Paso Production, 7.75%, 6/1/13	20,850	21,111
Encore Acquisition, 7.25%, 12/1/17	9,825	9,604
Ferrellgas Partners, 8.75%, 6/15/12	10,295	10,655
Forest Oil, 8.00%, 12/15/11	4,525	4,678
Hanover Compressor, 7.50%, 4/15/13	9,050	9,027
Hanover Compressor, 9.00%, 6/1/14	4,425	4,702
Hanover Equipment Trust, 8.75%, 9/1/11	6,620	6,885
Hilcorp Energy, 7.75%, 11/1/15 (1)	4,275	4,200
Hilcorp Energy, 10.50%, 9/1/10 (1)	14,925	16,156
Magnum Hunter Resources, 9.60%, 3/15/12	3,480	3,689
Offshore Logistics, 6.125%, 6/15/13	11,975	11,242
Petrohawk Energy, 9.125%, 7/15/13 (1)	14,775	15,034
Plains Exploration & Production, 8.75%, 7/1/12	7,575	7,954
Pride International, 7.375%, 7/15/14	1,200	1,218
Range Resources, 6.375%, 3/15/15	8,765	8,371
Range Resources, 7.375%, 7/15/13	3,080	3,095
Range Resources, 7.50%, 5/15/16	9,375	9,410
Stewart & Stevenson, 10.00%, 7/15/14 (1)	7,325	7,481
Stone Energy, VR, 8.24%, 7/15/10 (1)	11,075	10,909
Superior Energy, 6.875%, 6/1/14 (1)	11,500	11,270
Swift Energy, 7.625%, 7/15/11	1,515	1,530
Swift Energy, 9.375%, 5/1/12	2,100	2,215
Universal Compression, 7.25%, 5/15/10	7,215	7,287
Williams Clayton Energy, 7.75%, 8/1/13	7,723	7,182
		356,054
Entertainment & Leisure 2.1%
AMC Entertainment, 8.00%, 3/1/14	11,250	10,519
AMC Entertainment, 11.00%, 2/1/16	18,275	19,874
AMF Bowling Worldwide, 10.00%, 3/1/10	8,350	8,559
Cinemark, STEP, 0.00%, 3/15/14	29,755	23,283
Cinemark USA, 9.00%, 2/1/13	9,392	9,720
Festival Fun Park, 10.875%, 4/15/14	3,800	3,743
Speedway Motorsports, 6.75%, 6/1/13	8,410	8,284
Universal City Development Partners, 11.75%, 4/1/10	8,775	9,521
		93,503
Financial 0.7%
B.F. Saul Real Estate, 7.50%, 3/1/14	6,825	6,842
Dollar Financial Group, 9.75%, 11/15/11	5,907	6,380
FBOP Capital Trust II, 10.00%, 1/15/09 (1)	4,200	4,398
Leucadia National, 7.00%, 8/15/13	13,450	13,282
		30,902
Food/Tobacco 1.9%
Agrilink Foods, 11.875%, 11/1/08	2,575	2,620
B & G Foods, 8.00%, 10/1/11	10,209	10,413
Del Monte, 8.625%, 12/15/12	12,746	13,383
Dole Foods, 8.875%, 3/15/11	8,825	8,715
Dole Foods, VR, 8.625%, 5/1/09	7,050	7,006
NPI Merger, 10.75%, 4/5/14 (1)	10,450	11,025
NPI Merger, VR, 9.23%, 10/15/13 (1)	5,540	5,734
Reynolds, 7.25%, 6/1/13 (1)	14,275	14,614
Reynolds, 7.625%, 6/1/16 (1)	5,525	5,739
Wornick, 10.875%, 7/15/11	7,725	7,339
		86,588
Forest Products 2.6%
Abitibi Consolidated, 5.25%, 6/20/08	6,815	6,525
Abitibi Consolidated, 8.55%, 8/1/10	4,225	4,183
Boise Cascade, 7.125%, 10/15/14	13,770	12,841
Domtar, 5.375%, 12/1/13	4,000	3,420
Domtar, 7.875%, 10/15/11	5,600	5,530
Georgia Pacific, 7.70%, 6/15/15	1,500	1,496
Georgia Pacific, 8.125%, 5/15/11	2,100	2,147
Graphic Packaging International, 8.50%, 8/15/11	7,275	7,421
Graphic Packaging International, 9.50%, 8/15/13	2,625	2,645
Jefferson Smurfit, 7.75%, 4/1/15	11,425	10,511
Jefferson Smurfit, 8.25%, 10/1/12	7,725	7,358
MDP Acquisitions, 9.625%, 10/1/12	14,095	14,765
NewPage, 10.00%, 5/1/12	1,310	1,364
NewPage, 12.00%, 5/1/13	6,275	6,518
NewPage, VR, 11.739%, 5/1/12	7,125	7,775
Norske Skog, 7.375%, 3/1/14	7,690	6,911
Stone Container, 9.75%, 2/1/11	2,814	2,891
Stone Container Fin. of Canada, 7.375%, 7/15/14	5,350	4,815
Verso Paper, 9.125%, 8/1/14 (1)	4,700	4,706
Verso Paper, VR, 9.235%, 8/1/14 (1)	2,475	2,500
		116,322
Gaming 3.8%
American Casino & Entertainment, 7.85%, 2/1/12	12,160	12,312
Boyd Gaming, 8.75%, 4/15/12	1,850	1,938
Chukchansi Economic Dev. Auth., VR, 8.78%, 11/15/12 (1)	6,400	6,504
Global Cash Access, 8.75%, 3/15/12	11,507	12,082
Herbst Gaming, 8.125%, 6/1/12	6,514	6,628
Little Traverse Bay Bands, 10.25%, 2/15/14 (1)	6,625	6,534
Majestic Holdco, STEP, 0.00%, 10/15/11 (1)	5,375	3,816
Majestic Star Casino, 9.50%, 10/15/10	4,600	4,726
Mandalay Resort Group, 10.25%, 8/1/07	3,010	3,123
MGM Mirage, 6.625%, 7/15/15	13,275	12,495
MGM Mirage, 8.50%, 9/15/10	9,201	9,684
MGM Mirage, 9.75%, 6/1/07	3,805	3,905
MTR Gaming Group, 9.00%, 6/1/12 (1)	3,050	3,065
Park Place Entertainment, 9.375%, 2/15/07	3,900	3,954
Penn National Gaming, 6.75%, 3/1/15	14,516	14,026
Pinnacle Entertainment, 8.25%, 3/15/12	1,325	1,332
Pokagon Gaming, 10.375%, 6/15/14 (1)	10,700	11,235
Poster Financial Group, 8.75%, 12/1/11	12,200	12,749
Resorts International Hotel, 11.50%, 3/15/09	750	786
Station Casinos, 6.00%, 4/1/12	2,000	1,920
Station Casinos, 6.875%, 3/1/16	4,535	4,201
Station Casinos, 7.75%, 8/15/16	14,900	15,384
Trump Entertainment Resorts, 8.50%, 6/1/15	14,030	13,592
Tunica-Biloxi Gaming, 9.00%, 11/15/15 (1)	6,600	6,781
		172,772
Health Care 4.1%
AmerisourceBergen, 5.625%, 9/15/12	6,275	6,115
Biovail, 7.875%, 4/1/10	7,665	7,684
Community Health, 6.50%, 12/15/12	7,400	6,919
Concentra Operating, 9.125%, 6/1/12	7,400	7,714
Concentra Operating, 9.50%, 8/15/10	3,450	3,592
CRC Health, 10.75%, 2/1/16 (1)	7,625	7,816
Davita, 6.625%, 3/15/13	7,975	7,776
Davita, 7.25%, 3/15/15	6,375	6,263
Fisher Scientific, 6.125%, 7/1/15	17,690	17,469
Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08	8,575	8,704
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	1,320	1,346
Genesis Healthcare, 8.00%, 10/15/13	10,010	10,398
HCA, 8.75%, 9/1/10	19,319	19,464
Mylan Labs, 5.75%, 8/15/10	6,600	6,418
Omnicare, 6.75%, 12/15/13	4,300	4,139
Omnicare, 6.875%, 12/15/15	5,615	5,390
Team Health, 11.25%, 12/1/13	8,600	8,879
Triad Hospitals, 7.00%, 11/15/13	11,935	11,279
US Oncology, 9.00%, 8/15/12	5,830	6,034
US Oncology, 10.75%, 8/15/14	3,500	3,815
Vanguard Health, 9.00%, 10/1/14	9,315	9,082
Ventas Realty, 6.50%, 6/1/16	6,275	6,189
Ventas Realty, 6.75%, 6/1/10	3,775	3,841
VWR International, 6.875%, 4/15/12	1,950	1,899
VWR International, 8.00%, 4/15/14	3,050	3,016
Warner Chilcott, STEP, 8.75%, 2/1/15	6,575	6,575
		187,816
Information Technology 4.0%
Celestica, 7.875%, 7/1/11	10,650	10,623
Flextronics, 6.25%, 11/15/14	6,700	6,432
Freescale Semiconductor, 6.875%, 7/15/11	7,150	7,293
Freescale Semiconductor, 7.125%, 7/15/14	6,900	7,090
Lucent Technologies, 6.50%, 1/15/28	7,150	6,024
Nortel Networks, VR, 9.73%, 7/15/11 (1)	15,400	15,516
Serena Software, 10.375%, 3/15/16 (1)	4,650	4,726
Spansion, 11.25%, 1/15/16 (1)	6,475	6,572
SS&C Technologies, 11.75%, 12/1/13 (1)	3,900	4,066
STATS ChipPAC, 6.75%, 11/15/11	3,875	3,725
SunGard, 9.125%, 8/15/13	26,475	27,369
Telex Communications, 11.50%, 10/15/08	9,675	10,219
UGS, 10.00%, 6/1/12	11,745	12,655
UGS Capital Corp. II, VR, 10.38%, 6/1/11 (1)	13,400	13,383
Unisys, 6.875%, 3/15/10	5,375	5,019
Unisys, 7.875%, 4/1/08	5,615	5,615
Unisys, 8.00%, 10/15/12	2,625	2,428
Xerox, 6.40%, 3/15/16	13,863	13,672
Xerox, 6.75%, 2/1/17	14,420	14,528
Xerox, 7.625%, 6/15/13	5,515	5,749
		182,704
Lodging 1.1%
Felcor Lodging, STEP, 8.50%, 6/1/11	4,695	4,953
Felcor Lodging, VR, 9.57%, 6/1/11	3,400	3,515
Host Marriott, 6.375%, 3/15/15	3,525	3,384
Host Marriott, 6.75%, 6/1/16	32,005	31,205
Host Marriott, 7.125%, 11/1/13	7,850	7,948
		51,005
Manufacturing 2.8%
Bombardier, 6.30%, 5/1/14 (1)	7,675	6,831
Bombardier, 6.75%, 5/1/12 (1)	30,175	28,478
Case New Holland, 9.25%, 8/1/11	9,725	10,309
Columbus McKinnon, 8.875%, 11/1/13	10,425	10,634
General Cable, 9.50%, 11/15/10	9,865	10,506
Hawk, 8.75%, 11/1/14	1,960	1,940
Invensys, 9.875%, 3/15/11 (1)	11,703	12,654
JLG Industries, 8.375%, 6/15/12	7,967	8,286
RBS Global, 9.50%, 8/1/14 (1)	22,375	22,543
RBS Global, 11.75%, 8/1/16 (1)	3,675	3,785
Superior Essex, 9.00%, 4/15/12	6,650	6,766
Terex, 7.375%, 1/15/14	3,650	3,659
The Manitowoc Company, 7.125%, 11/1/13	875	855
		127,246
Metals & Mining 2.2%
Alpha Natural Resources, STEP, 10.00%, 6/1/12	9,400	10,117
Arch Western Finance, STEP, 6.75%, 7/1/13	8,350	8,099
Century Alumunium, 7.50%, 8/15/14	5,475	5,461
Earle M. Jorgensen, 9.75%, 6/1/12	17,870	19,032
Foundation Coal Holdings, 7.25%, 8/1/14	14,665	14,262
Gerdau Ameristeel, 10.375%, 7/15/11	8,635	9,326
Indalex Holding, 11.50%, 2/1/14 (1)	6,690	7,125
Massey Energy, 6.875%, 12/15/13	5,500	5,108
Metals USA, 11.125%, 12/1/15 (1)	4,325	4,757
Neenah Foundry, 11.00%, 9/30/10 (1)	6,005	6,485
Novelis, STEP, 8.25%, 2/15/15 (1)	10,425	9,930
		99,702
Other Telecommunications 4.3%
Broadview Networks, 11.375%, 9/1/12 (1)	5,775	5,862
Citizens Communications, 6.25%, 1/15/13	6,200	5,991
Citizens Communications, 9.00%, 8/15/31	13,041	13,774
Globix, 11.00%, 5/1/08	1,576	1,471
Level 3 Financing, 10.75%, 10/15/11	14,275	14,882
Nordic Telephone, 8.25%, 5/1/16 (EUR) (1)	3,910	5,283
Nordic Telephone, 8.875%, 5/1/16 (1)	32,850	34,328
Qwest, 7.50%, 10/1/14 (1)	29,300	29,849
Qwest, 7.875%, 9/1/11	14,390	15,020
Qwest, STEP, 8.875%, 3/15/12	15,035	16,275
Qwest, VR, 8.579%, 6/15/13	5,675	6,108
US LEC, VR, 13.62%, 10/1/09	6,100	6,451
Valor Telecommunications, 7.75%, 2/15/15	6,625	7,006
Windstream, 8.625%, 8/1/16 (1)	32,925	34,942
		197,242
Publishing 4.3%
Advanstar, STEP, 15.00%, 10/15/11	8,150	8,496
Advanstar Communications, 10.75%, 8/15/10	15,700	16,956
Affinity Group, 9.00%, 2/15/12	8,435	8,456
Affinity Group, PIK, 10.875%, 2/15/12	4,617	4,317
CanWest Media, 8.00%, 9/15/12	14,028	13,625
Dex Media East, 12.125%, 11/15/12	9,914	11,079
Dex Media West, 8.50%, 8/15/10	1,200	1,233
Dex Media West, 9.875%, 8/15/13	9,427	10,134
Haights Cross Communications, VR, 0.00%, 8/15/11	5,430	3,258
Haights Cross Operating, 11.75%, 8/15/11	10,385	10,697
Houghton Mifflin, 8.25%, 2/1/11	10,775	10,964
Lighthouse International, 8.00%, 4/30/14 (EUR) (1)	12,875	17,837
MediaNews Group, 6.375%, 4/1/14	2,710	2,395
MediaNews Group, 6.875%, 10/1/13	9,575	8,785
Morris Publishing, 7.00%, 8/1/13	12,260	11,662
R.H. Donnelley Finance, 8.875%, 1/15/16	40,650	39,989
R.H. Donnelley Finance, 10.875%, 12/15/12	16,650	18,232
		198,115
Restaurants 0.5%
O' Charleys, 9.00%, 11/1/13	9,690	9,932
Real Mex Restaurants, STEP, 10.25%, 4/1/10	4,575	4,770
Restaurant, 10.00%, 10/1/13	11,100	9,962
		24,664
Retail 1.7%
Gregg Appliances, 9.00%, 2/1/13	6,550	5,895
GSC Holdings, 8.00%, 10/1/12	34,925	35,798
Leslies Poolmart, 7.75%, 2/1/13	13,635	13,379
Nebraska Book, 8.625%, 3/15/12	13,050	12,006
Rafaella Apparel Group, 11.25%, 6/15/11 (1)	11,525	11,122
		78,200
Satellites 1.9%
DIRECTV Holdings, 6.375%, 6/15/15	20,711	19,365
DIRECTV Holdings, 8.375%, 3/15/13	11,193	11,753
Echostar DBS, 6.625%, 10/1/14	21,185	20,364
Intelsat, Zeus Special, STEP, 0.00%, 2/1/15 (1)	4,425	3,042
Intelsat Subsidiary Holding, VR, 8.25%, 1/15/13	6,650	6,650
Intelsat Subsidiary Holding, VR, 10.484%, 1/15/12	10,900	11,064
Panamsat, 9.00%, 8/15/14	11,851	12,058
		84,296
Services 4.8%
Allied Waste, 8.50%, 12/1/08	11,275	11,754
Allied Waste, 9.25%, 9/1/12	4,967	5,315
Avis Budget Car Rental, 7.625%, 5/15/14 (1)	2,850	2,693
Avis Budget Car Rental, VR, 7.905%, 5/15/14 (1)	2,275	2,161
Brand Services, 12.00%, 10/15/12	8,975	10,063
Brickman Group, 11.75%, 12/15/09	12,475	13,348
Broder Brothers, 11.25%, 10/15/10	6,500	6,142
Casella Waste, 9.75%, 2/1/13	19,110	20,018
Dycom Investment, 8.125%, 10/15/15	8,075	8,156
Education Management, 10.25%, 6/1/16 (1)	28,275	27,992
FTI Consulting, 7.625%, 6/15/13	10,015	10,090
H&E Equipment Services, 8.375%, 7/15/16 (1)	11,250	11,419
Hertz, 8.875%, 1/1/14 (1)	13,450	13,988
Hertz, 10.50%, 1/1/16 (1)	10,025	10,865
Ikon Office Solutions, 7.75%, 9/15/15	9,370	9,487
Interline Brands, 8.125%, 6/15/14	5,825	5,869
iPayment, 9.75%, 5/15/14 (1)	12,725	12,884
Mac-Gray, 7.625%, 8/15/15	7,100	7,189
Mobile Services, 9.75%, 8/1/14 (1)	8,200	8,313
Neff Rental, 11.25%, 6/15/12 (1)	10,210	10,950
Sunstate Equipment, 10.50%, 4/1/13 (1)	9,525	9,894
		218,590
Supermarkets 0.2%
Pathmark Stores, 8.75%, 2/1/12	11,200	10,724
		10,724
Transportation 0.3%
American Commercial Lines, 9.50%, 2/15/15	9,514	10,418
TFM, 9.375%, 5/1/12	4,775	5,067
		15,485
Utilities 7.9%
AES, 7.75%, 3/1/14	3,600	3,726
AES, 8.875%, 2/15/11	13,212	14,071
AES, 9.00%, 5/15/15 (1)	25,690	27,745
AES, 9.375%, 9/15/10	12,463	13,491
Allegheny Energy Supply, 7.80%, 3/15/11	7,100	7,482
Allegheny Energy Supply, STEP, 8.25%, 4/15/12 (1)	1,600	1,724
ANR Pipeline, 8.875%, 3/15/10	3,175	3,318
CMS Energy, 8.50%, 4/15/11	1,775	1,899
CMS Energy, 9.875%, 10/15/07	10,958	11,410
Colorado Interstate Gas, 5.95%, 3/15/15	4,025	3,763
Colorado Interstate Gas, 6.80%, 11/15/15	17,800	17,533
Dynegy-Roseton Danskammer, 7.27%, 11/8/10	7,925	7,866
Midwest Generation, 8.75%, 5/1/34	19,790	21,324
Mirant Americas Generation, 8.30%, 5/1/11 (6)	11,355	11,312
Mirant North America, 7.375%, 12/31/13	41,200	40,685
Mission Energy, 13.50%, 7/15/08	14,700	16,446
NRG Energy, 7.25%, 2/1/14	6,675	6,575
NRG Energy, 7.375%, 2/1/16	45,750	45,064
Orion Power, 12.00%, 5/1/10	13,957	15,771
Sierra Pacific Resources, 7.803%, 6/15/12	4,525	4,661
Sierra Pacific Resources, 8.625%, 3/15/14	25,070	27,076
Southern Natural Gas, 8.875%, 3/15/10	12,365	12,952
UtiliCorp, 7.75%, 6/15/11	7,782	8,142
Williams Companies, 7.50%, 1/15/31	5,425	5,222
Williams Companies, 7.625%, 7/15/19	2,065	2,098
Williams Companies, 7.75%, 6/15/31	3,775	3,690
Williams Companies, STEP, 8.125%, 3/15/12	16,200	17,091
Williams Companies, STEP, 8.75%, 3/15/32	6,300	6,788
		358,925
Wireless Communications 5.8%
Alamosa Holdings, 11.00%, 7/31/10	11,200	12,234
American Tower, 7.125%, 10/15/12	9,775	9,958
American Tower, 7.25%, 12/1/11	1,640	1,691
American Tower, 7.50%, 5/1/12	1,700	1,734
Centennial Communications, 10.00%, 1/1/13	4,350	4,350
Centennial Communications, 10.125%, 6/15/13	14,500	15,297
Digicel, 9.25%, 9/1/12 (1)	14,325	14,880
Dobson Cellular Systems, 9.875%, 11/1/12	6,925	7,410
Dobson Communications, 8.875%, 10/1/13	10,750	10,616
Horizon PCS, 11.375%, 7/15/12	5,200	5,876
IPCS, 11.50%, 5/1/12	11,250	12,656
Nextel Communications, 6.875%, 10/31/13	37,704	38,068
Nextel Communications, 7.375%, 8/1/15	4,815	4,972
Nextel Partners, 8.125%, 7/1/11	8,375	8,794
Rogers Wireless, 6.375%, 3/1/14	11,040	10,847
Rogers Wireless, 7.50%, 3/15/15	2,050	2,145
Rogers Wireless, 8.00%, 12/15/12	33,325	34,991
Rogers Wireless, 9.625%, 5/1/11	8,187	9,169
Rural Cellular, 9.875%, 2/1/10	6,125	6,339
Rural Cellular, VR, 11.239%, 11/1/12	3,850	3,966
Syniverse Technologies, 7.75%, 8/15/13	10,175	9,895
U.S. Unwired, 10.00%, 6/15/12	10,150	11,203
Ubiquitel Operating, 9.875%, 3/1/11	9,926	10,832
Wind Acquisition, 10.75%, 12/1/15 (1)	15,075	16,375
		264,298
Total Corporate Bonds (Cost $3,975,194)		3,953,815
BANK DEBT 3.9%
Automotive 0.1%
Goodyear Tire & Rubber, VR, 9.00%, 3/1/11 (2)	5,000	5,050
		5,050
Cable Operators 0.9%
Charter Communications, VR, 8.125%, 4/28/13 (2)	23,500	23,559
Frontiervision Opera, VR, 9.65%, 9/30/06 (2)	3,381	3,321
Frontiervision Opera, VR, 9.775%, 9/30/06 (2)	4,420	4,348
Olympus Communications, VR, 9.50%, 6/30/10 (2)	8,500	8,160
		39,388
Consumer Products 0.2%
Eastman Kodak, VR, 7.649%, 10/18/12 (2)	8,946	8,935
		8,935
Container 0.1%
Covalence Specialty Materials, VR, 8.625%, 8/16/13 (2)	4,500	4,528
		4,528
Forest Products 0.4%
Koch Forest, VR, 7.346%, 2/17/13 (2)	8,955	8,966
Koch Forest, VR, 8.30%, 2/17/14 (2)	9,000	9,090
		18,056
Gaming 0.3%
Lakes Gaming, VR, 11.687%, 6/21/10 (2)	15,500	15,345
		15,345
Information Technology 0.3%
Infor Global Solutions, VR, 9.24%, 7/28/12 (2)	14,750	14,842
		14,842
Metals & Mining 0.3%
Euramax, VR, 12.489%, 6/7/13 (2)	15,500	15,500
		15,500
Other Telecommunications 0.1%
Qwest, VR, 6.95%, 6/30/10 (2)	4,250	4,223
		4,223
Restaurants 0.1%
Real Mex Restaurants, VR, 14.92%, 12/31/08 (2)	2,000	2,035
		2,035
Services 0.6%
Education Management, VR, 8.063%, 6/1/13 (2)	3,500	3,518
IPC Acquisition, VR, 12.09%, 8/15/12 (2)	10,000	10,175
Vanguard Car Rental, VR, 8.319%, 6/9/13 (2)	12,500	12,500
		26,193
Utilities 0.5%
NRG Energy, VR, 7.33%, 2/1/13 (2)	21,421	21,515
		21,515
Total Bank Debt (Cost $174,230)		175,610
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 0.9%
U.S. Treasury Obligations 0.9%
U.S. Treasury Notes, 5.125%, 5/15/16	40,000	41,119
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $40,612)		41,119
CONVERTIBLE BONDS 1.9%
Broadcasting 0.4%
Lamar Advertising, 2.875%, 12/31/10	14,750	17,309
Lin Television, 2.50%, 5/15/33	2,072	1,899
		19,208
Cable Operators 0.3%
Liberty Media, 4.00%, 11/15/29	21,025	13,673
		13,673
Information Technology 0.8%
Amazon.Com, 4.75%, 2/1/09	14,225	13,805
Intel, 2.95%, 12/15/35 (1)	9,125	7,989
Intel, 2.95%, 12/15/35	1,500	1,314
Juniper Networks, , 6/15/08	10,950	10,919
		34,027
Satellites 0.1%
EchoStar Communications, 5.75%, 5/15/08	5,800	5,816
		5,816
Wireless Communications 0.3%
American Tower, 3.00%, 8/15/12	8,000	14,790
		14,790
Total Convertible Bonds (Cost $82,321)		87,514
COMMON STOCKS 1.4%
Broadcasting 0.0%
Time Warner	2	38
		38
Cable Operators 0.0%
BT Acquisition (2)(3)	10	?
		?
Consumer Products 0.0%
Mattress Discounters, Warrants, 7/15/07 (1)(3)	4	?
		?
Entertainment & Leisure 0.2%
Regal Entertainment Group, Class A	446	8,804
		8,804
Forest Products 0.0%
MDP Acquisitions, Warrants, 10/1/13 (1)(3)	4	60
		60
Gaming 0.1%
Lakes Entertainment (3)	541	5,258
Progressive Gaming International (3)	37	274
		5,532
Information Technology 0.0%
ASAT Finance, Warrants, 11/1/06 (1)(3)	2	?
		?
Other Telecommunications 0.0%
KMC Telecom, Warrants, 1/31/08 (1)(3)	5	?
RSL Communications, Warrants, 11/15/06 (3)	3	?
		?
Satellites 0.2%
Loral Space & Communications (3)	281	7,225
Orbimage (3)	111	1,672
Orbimage, Warrants, 3/10/10 (3)	21	125
		9,022
Services 0.1%
Synagro Technologies	1,191	4,753
		4,753
Supermarkets 0.0%
Pathmark Stores (3)	23	227
Pathmark Stores, Warrants, 9/19/10 (3)	36	11
		238
Transportation 0.0%
TravelCenters of America, Warrants, 5/1/09 (3)	44	88
TravelCenters of America, Warrants, 5/1/09 (3)	15	29
		117
Utilities 0.2%
PNM Resources	1	19
SW Acquisitions (3)	-	-
Williams Companies	383	9,422
		9,441
Wireless Communications 0.6%
IPCS, Warrants, 7/15/10 (1)(3)	9	-
Rogers Communications, Class B	238	12,279
Telus (Non-voting shares)	248	11,798
Ubiquitel Operating, Warrants, 4/15/10 (1)(3)	19	-
		24,077
Total Common Stocks (Cost $56,746)		62,082
PREFERRED STOCKS 0.3%
Broadcasting 0.2%
Spanish Broadcasting, 10.75%	8	8,793
		8,793
Satellites 0.1%
Loral Skynet, 12.00%	19	3,596
Pegasus Satellite, 12.75% (3)	9	-
		3,596
Textiles & Apparel 0.0%
Anvil Holdings, 13.00% (2)(3)	278	870
		870
Total Preferred Stocks (Cost $27,605)		13,259
CONVERTIBLE PREFERRED STOCKS 1.4%
Automobiles 0.7%
Ford Motor, 6.50%	560	18,862
General Motors, Series B, 5.25%	806	15,228
		34,090
Information Technology 0.4%
Lucent Technologies, 7.75%	19	19,231
		19,231
Utilities 0.3%
NRG Energy, 4.00% (1)	4	5,968
NRG Energy, 4.00%	4	5,763
		11,731
Total Convertible Preferred Stocks (Cost $62,267)		65,052
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	27,722	27,722
Total Short-Term Investments (Cost $27,722)		27,722
Total Investments in Securities
97.0% of Net Assets (Cost $4,446,697)		$4,426,173

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$774,385 and represents 17.0% of net assets.
(2)	Restricted Securities
(3)	Non-income producing
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
(6)	In default with respect to payment of interest
EUR	Euro
PIK	Payment-in-kind
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end

(2)Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $175,610 and represents 3.9% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Anvil Holdings, 13.00%	10/10/97-3/25/03	$6,408
BT Acquisition	12/23/86	81
Charter Communications, VR, 8.125%, 4/28/13	4/25/06	23,500
Covalence Specialty Materials, VR, 8.625%, 8/16/13	2/8/06	4,500
Eastman Kodak, VR, 7.649%, 10/18/12	10/14/05	8,984
Education Management, VR, 8.063%, 6/1/13	5/23/06	3,500
Euramax, VR, 12.489%, 6/17/13	6/28/05-1/27/06	15,393
Frontier Vision, VR, 9.65%, 9/30/06	5/8/03	3,149
Frontier Vision, VR, 9.775%, 9/30/06	5/8/03	4,114
Goodyear Tire & Rubber, VR, 9.00%, 3/1/11	7/17-7/26/06	5,000
Infor Global Solutions, VR, 9.24%, 7/28/12	7/25-7/26/06	14,750
IPC Acquisition, VR, 12.09%, 8/15/12	7/28/05	6,000
Koch Forest, VR, 7.346%, 2/17/13	2/13/06	9,000
Koch Forest, VR, 8.30%, 2/17/14	2/13/06	9,000
Lakes Gaming, VR, 11.687%, 6/21/10	6/7/06	15,500
NRG Energy, VR, 7.33%, 2/1/13	3/27-3/28/06	21,421
Olympus Communications, VR, 9.50%, 6/30/10	4/30-5/21/03	7,436
Qwest, VR, 6.95%, 6/30/10	6/5/03	4,180
Real Mex Restaurants, VR, 14.92%, 12/31/08	1/26/05	2,045
Vanguard Car Rental, VR, 8.319%, 6/9/13	6/8/06	12,500
Totals		$176,461

The fund has registration rights for certain restricted securities held as of August 31, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price High Yield Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $4,462,213,000. Net unrealized gain loss aggregated $36,040,000 at period-end, of which $67,785,000 related to appreciated investments and $103,825,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,815,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2006, and May 31, 2006, was $27,722,000 and $141,423,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 23, 2006